Acquisitions and divestments - Text Details (Detail) € in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2017 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jul. 09, 2018 EUR (€)	Aug. 09, 2017 EUR (€)	Aug. 09, 2017 $ / shares	Jul. 09, 2017 EUR (€)
Acquisitions and divestments - Text Details (Detail) [Line Items]
Aggregated net cash outflow for acquisitions			€ 476	€ 2,333
Contingent liabilities recognised as of acquisition date		€ 366	366
Aggregated impact on goodwill			430	1,584
Aggregated impact on other intangible assets			443	898
Goodwill		€ 8,503	8,503	7,731
Aggregated net cash consideration for divestments			€ 68
Technology-based intangible assets [member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Remaining amortisation period of intangible assets material to entity		10	10
Acquisitions and divestments [Domain]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Aggregated net cash consideration for divestments				54
EPDSolutionsLtd[Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Contingent liabilities recognised as of acquisition date		€ 239	€ 239		€ 239
Cash transferred					250
Cash and cash equivalents recognised as of acquisition date		2	2		2
Acquisition-related costs		6
Goodwill		262	262		262
Identifiable intangible assets recognised as of acquisition date		227	227		€ 227
Discount rate applied to cash flow projections					14.40%
Remaining nine acquisitions [Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Aggregated net cash outflow for acquisitions				425
Aggregated impact on goodwill				317
Aggregated impact on other intangible assets				228
Increase (decrease) in goodwill			24
Changes In Other Intangible Assets			24
Remaining nine acquisitions [Member] | Bottom of range [member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Individual net cash outflow for acquisitions				3
Remaining nine acquisitions [Member] | Top of range [member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Individual net cash outflow for acquisitions				€ 117
Remaining eight acquisition [Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Aggregated net cash outflow for acquisitions			228
Contingent liabilities recognised as of acquisition date		€ 127	127
Aggregated impact on goodwill			168
Aggregated impact on other intangible assets			216
Remaining eight acquisition [Member] | Bottom of range [member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Individual net cash outflow for acquisitions			2
Remaining eight acquisition [Member] | Top of range [member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Individual net cash outflow for acquisitions			€ 90
The Spectranetics Corporation [Member]
Acquisitions and divestments - Text Details (Detail) [Line Items]
Cash transferred						€ 1,441
Cash and cash equivalents recognised as of acquisition date						53
Goodwill								€ 1,266
Identifiable intangible assets recognised as of acquisition date						€ 670
Purchase of businesses, paid in cash, per share | $ / shares							$ 38.50
Countries of presence	11
Number of employees						900
Net cash outflow for acquisitions	€ 1,908
Settlement of outstanding stock options	94
Payoff of certain debt	378
Settlement of various other items	€ 48